Staff Costs - Schedule of Average Number of Staff Employed Under Contracts of Service Explanatory (Details) - Employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff Costs [Line Items]
Average number of staff employed under contracts of service	30	30	28
Research and Development Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	25	24	23
Administrative Expenses
Staff Costs [Line Items]
Average number of staff employed under contracts of service	5	6	5